Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

Domestic income-Cayman Islands	$(2,256,184)	$(619,851)	$—
Foreign income-PRC	(8,814,304)	3,153,986	8,448,457
Foreign income-Hong Kong	(561,620)	(665,810)	(20,523)
Total (loss) income before taxes	$(11,632,108)	$1,868,325	$8,427,934

The components of income tax expense from continuing operations were as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

Current income tax expense
PRC	$930,132	$1,428,438	$1,357,135
Total current income tax expense	930,132	1,428,438	1,357,135
Deferred income tax (benefit) expense
PRC	(2,196,153)	(966,395)	46,745
Total deferred income tax (benefit) expense	(2,196,153)	(966,395)	46,745
Total income tax (benefit) expense	$(1,266,021)	$462,043	$1,403,880

Schedule of components of income tax expense

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

Current income tax expense
PRC	$930,132	$1,428,438	$1,357,135
Total current income tax expense	930,132	1,428,438	1,357,135
Deferred income tax (benefit) expense
PRC	(2,196,153)	(966,395)	46,745
Total deferred income tax (benefit) expense	(2,196,153)	(966,395)	46,745
Total income tax (benefit) expense	$(1,266,021)	$462,043	$1,403,880

Schedule of effective tax rate

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

PRC statutory income tax rate	$(2,908,027)	$467,081	$2,106,984
Foreign tax effects
Foreign tax effects-Cayman Islands	564,046	154,963	—
Preferential tax rate on PRC operations	907,713	(264,011)	(706,818)
Change in valuation allowance	162,303	168,104	28,229
Non-taxable or non-deductible items	7,943	(64,094)	(24,515)
Total income tax (benefit) expense	$(1,266,021)	$462,043	$1,403,880

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

PRC statutory income tax rate	25.0%	25.0%	25.0%
Foreign tax effects
Foreign tax effects-Cayman Islands	(4.8%)	8.3%	%
Preferential tax rate on PRC operations	(7.8%)	(14.1%)	(8.4%)
Change in valuation allowance	(1.4%)	9.0%	0.3%
Non-taxable or non-deductible items	(0.1%)	(3.4%)	(0.3%)
Effective tax rate	10.9%	24.7%	16.7%

Schedule of deferred tax assets

	December 31, 2025	December 31, 2024

Allowance for credit losses	$3,649,292	$1,354,590
Net operating loss carryforwards	508,006	404,920
Valuation allowance	(657,649)	(550,821)
Deferred tax assets, net	$3,499,649	$1,208,689

Schedule of income taxes paid

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

PRC	$—	$141	$7,271
Total cash paid for income taxes	$—	$141	$7,271

[custom:ScheduleOfTaxesPayableTextBlock]

	December 31, 2025	December 31, 2024

VAT taxes payable	$3,232,531	$1,421,831
Income taxes payable	7,106,291	5,982,737
Other taxes payable	(9,224)	4,106
Totals	$10,329,598	$7,408,674